Principal Subsidiaries - Information on Subsidiaries (Parenthetical) (Detail) - JPY (¥) ¥ in Millions						1 Months Ended						12 Months Ended
	Oct. 31, 2018	Jul. 31, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Nov. 30, 2018	Aug. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Oct. 31, 2010	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Gain on loss of control of subsidiaries												¥ 24,794	¥ 10,444	¥ 1,731
LINE Mobile Corporation [member]
Disclosure of subsidiaries [line items]
Percentage of ownership												49.00%	100.00%
LINE Financial Corporation [member]
Disclosure of subsidiaries [line items]
Percentage of ownership												100.00%
Proportion of Subsidiary's share capital amount to Group's capital amount										10.00%
LINE Part Time Job Ltd [member]
Disclosure of subsidiaries [line items]
Percentage of ownership										60.00%		60.00%	49.00%
LINE Digital Frontier Corporation [member]
Disclosure of subsidiaries [line items]
Percentage of ownership		100.00%					70.00%					70.00%
LINE Games Corporation [member]
Disclosure of subsidiaries [line items]
Percentage of ownership							73.50%					49.50%	51.00%
LINE Games Corporation [member] | Other operating income [member]
Disclosure of subsidiaries [line items]
Gain on loss of control of subsidiaries												¥ 15,300
NemusTech Co Ltd [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	88.50%					94.20%						94.20%	88.50%
Unblock Corporation [member]
Disclosure of subsidiaries [line items]
Percentage of ownership				53.60%					100.00%			100.00%	53.60%
LINE Company (Thailand) Limited [member]
Disclosure of subsidiaries [line items]
Percentage of ownership												50.00%	50.00%
Percentage of voting power held in subsidiary												90.90%
LINE VIETNAM JOINT STOCK COMPANY [member]
Disclosure of subsidiaries [line items]
Percentage of ownership			72.60%					98.80%				98.80%	72.60%
LINE Asia Corporation Limited [member]
Disclosure of subsidiaries [line items]
Proportion of Subsidiary's share capital amount to Group's capital amount											10.00%
SoftBank Corp [member] | LINE Mobile Corporation [member]
Disclosure of subsidiaries [line items]
Percentage of ownership					100.00%					49.00%
SoftBank Corp [member] | LINE Mobile Corporation [member] | Other operating income [member]
Disclosure of subsidiaries [line items]
Gain on loss of control of subsidiaries												¥ 9,494